Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000001723 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class I Shares
Trading Symbol	NGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$80	0.73%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen International Value Fund returned 18.80% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI EAFE Index (Net), which returned 20.23%.

Top contributors to relative performance

•
Security selection and an overweight allocation to the financials sector, led by overweights to ING Groep N.V. and Societe Generale S.A., as well as an out-of-benchmark position in UBS Group AG.

•
Out-of-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Underweight allocation to the communication services sector, including lack of exposure to Nintendo Co. Ltd and Spotify Technology SA.

Top detractors from relative performance

•
Security selection and an underweight allocation to the information technology sector, including lack of exposure to ASML Holding NV and an overweight to Capgemini SE.

•
Security selection in the industrials sector, including overweights to Alstom SA, Thales SA and Wolters Kluwer N.V.

•
Security selection in the energy sector, including an out-of-benchmark position in Technip Energies NV.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	18.80%	10.47%	9.11%

MSCI EAFE® Index (Net)	20.23%	9.05%	9.66%

Lipper International Multi-Cap Value Funds Classification Average	23.72%	10.60%	9.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,220,935,747
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 6,387,785
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,220,935,747

Total number of portfolio holdings	55

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 6,387,785

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001722 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class C Shares
Trading Symbol	NCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen International Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$188	1.73%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.73%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen International Value Fund returned 17.64% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI EAFE Index (Net), which returned 20.23%.

Top contributors to relative performance

•
Security selection and an overweight allocation to the financials sector, led by overweights to ING Groep N.V. and Societe Generale S.A., as well as an out-of-benchmark position in UBS Group AG.

•
Out-of-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Underweight allocation to the communication services sector, including lack of exposure to Nintendo Co. Ltd and Spotify Technology SA.

Top detractors from relative performance

•
Security selection and an underweight allocation to the information technology sector, including lack of exposure to ASML Holding NV and an overweight to Capgemini SE.

•
Security selection in the industrials sector, including overweights to Alstom SA, Thales SA and Wolters Kluwer N.V.

•
Security selection in the energy sector, including an out-of-benchmark position in Technip Energies NV.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	17.64%	9.37%	8.19%

MSCI EAFE® Index (Net)	20.23%	9.05%	9.66%

Lipper International Multi-Cap Value Funds Classification Average	23.72%	10.60%	9.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,220,935,747
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 6,387,785
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,220,935,747

Total number of portfolio holdings	55

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 6,387,785

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001720 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class A Shares
Trading Symbol	NAIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$107	0.98%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen International Value Fund returned 18.54% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI EAFE Index (Net), which returned 20.23%.

Top contributors to relative performance

•
Security selection and an overweight allocation to the financials sector, led by overweights to ING Groep N.V. and Societe Generale S.A., as well as an out-of-benchmark position in UBS Group AG.

•
Out-of-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•
Underweight allocation to the communication services sector, including lack of exposure to Nintendo Co. Ltd and Spotify Technology SA.

Top detractors from relative performance

•
Security selection and an underweight allocation to the information technology sector, including lack of exposure to ASML Holding NV and an overweight to Capgemini SE.

•
Security selection in the industrials sector, including overweights to Alstom SA, Thales SA and Wolters Kluwer N.V.

•
Security selection in the energy sector, including an out-of-benchmark position in Technip Energies NV.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	18.54%	10.20%	8.84%

Class A Shares at maximum sales charge (Offering Price)	11.73%	8.90%	8.20%

MSCI EAFE® Index (Net)	20.23%	9.05%	9.66%

Lipper International Multi-Cap Value Funds Classification Average	23.72%	10.60%	9.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,220,935,747
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 6,387,785
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,220,935,747

Total number of portfolio holdings	55

Portfolio turnover (%)	38%

Total management fees paid for the year	$ 6,387,785

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.